Short-Term Borrowings (Details) - Schedule of short-term bank borrowings pledged by assets - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Short-Term Borrowings (Details) - Schedule of short-term bank borrowings pledged by assets [Line Items]
Short-term bank borrowings, Total	$ 3,248,763	$ 2,995,522
Buildings, net [Member]
Short-Term Borrowings (Details) - Schedule of short-term bank borrowings pledged by assets [Line Items]
Short-term bank borrowings, Total	$ 3,248,763	$ 2,995,522